LOANS HELD-FOR-INVESTMENT (Allowance for Financing Receivable) (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period	$ 0	$ 0
Provision for credit losses	17,777	(25,682)	$ 0
Allowance for credit losses end of period	19,779	27,684
Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period	2,002	2,002
Mezzanine loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period	0	0
Provision for credit losses	13,047	6,728
Allowance for credit losses end of period	14,541	21,269
Mezzanine loans | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period	1,494	1,494
Allowance for credit losses end of period	14,500
Senior loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period	0	0
Provision for credit losses	341	(317)
Allowance for credit losses end of period	809	492
Senior loans | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period	468	468
Broadly syndicated loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period	0	0
Provision for credit losses	4,389	1,494
Allowance for credit losses end of period	4,429	5,923
Broadly syndicated loans | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses as of beginning of the period	$ 40	$ 40